EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Net income (loss)	$ (134)	$ 2,807
Dilutive effect of conversion of subsidiary preferred shares	(141)	(152)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	93	(74)
Profit (loss), attributable to ordinary equity holders of parent entity	$ (182)	$ 2,581
Weighted average - common shares	1,511.4	1,452.9
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	0.0	35.5
Common shares and common share equivalents	1,511.4	1,488.4